Subsequent events (Details) - Subsequent event - 2020 Plan	Mar. 13, 2023 shares
Minimum
Subsequent events
Maximum aggregate number of shares available for grant	31,000,000
Maximum
Subsequent events
Maximum aggregate number of shares available for grant	46,561,200